Equity	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Equity
19.	Equity

(1) Share capital and capital surplus

The total number of shares authorized as of March 31, 2018 and 2019 was 500,000,000 shares. The total number of shares issued as of March 31, 2018 was 198,208,086 shares and March 31, 2019 was 219,281,450 shares. Shares issued by the Company are ordinary shares with no par value and have been fully paid.

Capital surplus consists mainly of the capital reserve and is derived from equity transactions. The Companies Act of Japan (the “Companies Act”) requires that not less than 50% of the paid-in amount or proceeds of issuance of shares must be held as share capital, and that the remaining amount must be held as capital reserves. Capital reserves may be transferred to share capital upon approval of the General Meeting of Shareholders.

On January 1, 2019, pursuant to the Share Exchange Agreements, Alps acquired additional interest in Alpine, increasing its ownership interest from 41.02% to 100%. As a result of the share exchange, 22,973,364 Alps shares including 1,900,000 treasury shares, with a fair value of 49,048 million yen on the date of share exchange, were delivered to the non-controlling shareholders. As a result of the share exchange, capital surplus increased by 79,485 million yen.

(2) Treasury shares

When the Company acquires treasury shares, the consideration paid is recognized as a deduction from equity. When the Company sells treasury shares, the consideration received is recognized as an increase in equity.

The movements in treasury shares for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2017	2018	2019
Balance at the beginning of the year	3,505	3,493	3,497
Acquisitions during the year	3	4	17,706
Disposals during the year	(15)	—	(34)
Share exchange	—	—	(2,885)

Balance at the end of the year	3,493	3,497	18,284

The numbers of treasury shares as of March 31, 2018 and 2019 were 2,304 thousand and 8,264 thousand shares, respectively.

With the aim of improving capital efficiency and responding to the dilution that may occur due to the share exchange, on January 29, 2019, the Company’s board of directors resolved to implement a share buyback program for a repurchase of a maximum of 20 million shares of the Company’s common stock. The maximum aggregate purchase price for purchases under the program was set at 28,400 million yen, representing approximately 40,000 million yen less the 11,570 million yen that Alpine was expected to pay, in accordance with Article 786, paragraph 5 of the Companies Act, to its former shareholders who had requested Alpine to purchase their shares in connection with the share exchange. In early February 2019, 11,570 million yen was paid to such former Alpine shareholders. By May 16, 2019, the Company completed the share buybacks under the program for a total of 12,684,800 shares of the Company’s common stock with an aggregated purchase price of 28,400 million yen.

The Company entered into a syndicated loan to fund the share buyback program. On April 26, 2019, the Company’s board of directors further resolved to execute a share buyback for the repurchase, during the period from July 1, 2019 to March 31, 2020, of up to 5,500,000 shares of the Company’s common stock with a maximum aggregate purchase price for purchases under the program of 7,500 million yen. Purchases shall be conducted on the floor of the Tokyo Stock Exchange.

(3) Retained earnings

The Companies Act provides that 10% of a dividend from retained earnings shall be appropriated as capital surplus or as a legal earnings reserve until the aggregate amount of capital surplus and the legal earnings reserve reaches 25% of common shares. Legal reserve is included in retained earnings in the accompanying consolidated statements of financial position. The legal reserve and capital surplus may be used to eliminate or reduce a deficit by a resolution of the Company’s shareholders’ meeting.

(4) Non-controlling interest

Due to the share exchange described in (1) “Share capital and capital surplus” above, non-controlling interest decreased by 99,442 million yen.